Provision for Rehabilitation Costs (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Rehabilitation Costs [Abstract]
Schedule of Capitalized Costs of Amortized Over Life	Subsequently, the capitalized costs are immediately impaired, since the life of mine cannot be reliably estimated as the mines are not operational, and the provision represents estimated restoration costs based on the consultancy reports.
	2025	2024
Beginning balance, January 1	$26,389	$20,683
Unwinding of discount (see Note 11)	290	273
Change in estimate	9	5,433
Ending balance, December 31	$26,688	$26,389